Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share (issuable upon conversion of DTCS Ordinary Shares in the Redomestication Merger)
Amount Registered | shares	1,652,509
Proposed Maximum Offering Price per Unit	11.37
Maximum Aggregate Offering Price	$ 18,789,027.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,594.76
Offering Note	The securities are being registered in connection with the business combination (the "Business Combination") between DT Cloud Star Acquisition Corporation ("DTCS") and PrimeGen US, Inc. ("PGUS"), pursuant to which DTCS will merge with and into DTSQ Purchaser Inc. ("Pubco") and DTSQ Merger Sub, Inc. will merge with and into PGUS, with PGUS surviving as a wholly owned subsidiary of Pubco. Fees calculated pursuant to Rules 457(c), 457(f), and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), as applicable. Calculated pursuant to Rule 457(c) based on the closing price of DTCS Ordinary Shares on the Nasdaq Capital Market on September 8, 2026 ($11.37 per share). Up to 1,652,509 shares may be issued; actual number may be fewer to the extent additional DTCS Public Shares are redeemed.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to receive Class A Common Stock (DTCS Public Rights)
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	0.1002
Maximum Aggregate Offering Price	$ 691,380.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95.48
Offering Note	The securities are being registered in connection with the business combination (the "Business Combination") between DT Cloud Star Acquisition Corporation ("DTCS") and PrimeGen US, Inc. ("PGUS"), pursuant to which DTCS will merge with and into DTSQ Purchaser Inc. ("Pubco") and DTSQ Merger Sub, Inc. will merge with and into PGUS, with PGUS surviving as a wholly owned subsidiary of Pubco. Fees calculated pursuant to Rules 457(c), 457(f), and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), as applicable. Each nine DTCS Public Rights convert into one share of Pubco Class A Common Stock at closing, with no additional consideration. The 6,900,000 DTCS Public Rights and the 766,667 underlying shares of Pubco Class A Common Stock issuable upon conversion thereof are both being registered. Calculated pursuant to Rule 457(c) based on the closing price of DTCS Rights on the Nasdaq Capital Market on September 8, 2026 ($0.1002 per right). Aggregate offering price: 6,900,000 rights x $0.1002 = $691,380.00. Pursuant to Rule 457(i), no additional filing fee is required for the underlying shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share (merger consideration to PGUS Class A stockholders)
Amount Registered | shares	22,927,133
Maximum Aggregate Offering Price	$ 1,489,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 205,741.38
Offering Note	The securities are being registered in connection with the business combination (the "Business Combination") between DT Cloud Star Acquisition Corporation ("DTCS") and PrimeGen US, Inc. ("PGUS"), pursuant to which DTCS will merge with and into DTSQ Purchaser Inc. ("Pubco") and DTSQ Merger Sub, Inc. will merge with and into PGUS, with PGUS surviving as a wholly owned subsidiary of Pubco. Fees calculated pursuant to Rules 457(c), 457(f), and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), as applicable. Calculated pursuant to Rule 457(f)(1). The aggregate transaction value of $1,489,800,000 represents the Purchase Price under the Business Combination Agreement, being the merger consideration payable to PGUS stockholders in Pubco Common Stock valued at the Redemption Price of $11.05 per share, less adjustments for PGUS warrants and options. The total proposed maximum aggregate offering price is the sum of the Rule 457(c) values for the Redomestication securities, the $1,489,800,000 transaction value, and the aggregate exercise prices for the underlying securities.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.00001 per share (merger consideration to PGUS Class B stockholders)
Amount Registered | shares	85,984,603
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The securities are being registered in connection with the business combination (the "Business Combination") between DT Cloud Star Acquisition Corporation ("DTCS") and PrimeGen US, Inc. ("PGUS"), pursuant to which DTCS will merge with and into DTSQ Purchaser Inc. ("Pubco") and DTSQ Merger Sub, Inc. will merge with and into PGUS, with PGUS surviving as a wholly owned subsidiary of Pubco. Fees calculated pursuant to Rules 457(c), 457(f), and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), as applicable. Calculated pursuant to Rule 457(f)(1). The aggregate transaction value of $1,489,800,000 represents the Purchase Price under the Business Combination Agreement, being the merger consideration payable to PGUS stockholders in Pubco Common Stock valued at the Redemption Price of $11.05 per share, less adjustments for PGUS warrants and options. The total proposed maximum aggregate offering price is the sum of the Rule 457(c) values for the Redomestication securities, the $1,489,800,000 transaction value, and the aggregate exercise prices for the underlying securities.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Non-Redemption Warrants to purchase Class A Common Stock
Amount Registered | shares	1,931,900
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Up to 1,931,900 Non-Redemption Warrants and up to 1,931,900 underlying shares of Pubco Class A Common Stock issuable upon exercise thereof are both being registered. Calculated pursuant to Rule 457(g) based on the exercise price of $2.00 per share (1,931,900 x $2.00 = $3,863,800.00). No separate fee is required for the warrants themselves.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share (issuable upon conversion of DTCS Public Rights)
Amount Registered | shares	766,667
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Each nine DTCS Public Rights convert into one share of Pubco Class A Common Stock at closing, with no additional consideration. The 6,900,000 DTCS Public Rights and the 766,667 underlying shares of Pubco Class A Common Stock issuable upon conversion thereof are both being registered. Calculated pursuant to Rule 457(c) based on the closing price of DTCS Rights on the Nasdaq Capital Market on September 8, 2026 ($0.1002 per right). Aggregate offering price: 6,900,000 rights x $0.1002 = $691,380.00. Pursuant to Rule 457(i), no additional filing fee is required for the underlying shares.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share (issuable upon exercise of Converted Company Warrants)
Amount Registered | shares	17,307,038
Proposed Maximum Offering Price per Unit	0.90
Maximum Aggregate Offering Price	$ 15,576,334.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,151.09
Offering Note	Calculated pursuant to Rule 457(g) based on the exercise price of $0.90 per share (17,307,038 x $0.90 = $15,576,334.20). PGUS Warrants will convert into Pubco Warrants at closing.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share (issuable upon exercise of Converted Company Options)
Amount Registered | shares	13,300,000
Proposed Maximum Offering Price per Unit	0.0197
Maximum Aggregate Offering Price	$ 262,010.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 36.18
Offering Note	Calculated pursuant to Rule 457(g) based on the exercise price of $0.0197 per share (13,300,000 x $0.0197 = $262,010.00). PGUS Options will convert into Pubco Options at closing.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share (issuable upon exercise of Non-Redemption Warrants)
Amount Registered | shares	1,931,900
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 3,863,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 533.59
Offering Note	Up to 1,931,900 Non-Redemption Warrants and up to 1,931,900 underlying shares of Pubco Class A Common Stock issuable upon exercise thereof are both being registered. Calculated pursuant to Rule 457(g) based on the exercise price of $2.00 per share (1,931,900 x $2.00 = $3,863,800.00). No separate fee is required for the warrants themselves.